Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities held for sale [Line Items]
Gain loss on disposal of land held for sale	₩ 18,502	₩ 12,016	₩ 15,548
Disposals of property, plant and equipment	72,780	98,843
Property plant and equipment	31,781,196	29,596,698	29,400,141
Investments in joint ventures	2,477,645	2,311,373
Land [member]
Assets and liabilities held for sale [Line Items]
Disposals of property, plant and equipment	1,247	117
Property plant and equipment	3,103,165	2,702,715	₩ 2,590,087
Assets held for sale and related liabilities [member]
Assets and liabilities held for sale [Line Items]
Property plant and equipment		60,231
Investments in joint ventures		13,044
Assets held for sale and related liabilities [member] | Synthetic Natural Gas [Member]
Assets and liabilities held for sale [Line Items]
Property plant and equipment reclassified as held for sale		24,000
Disposals of property, plant and equipment	13,695
Property plant and equipment	10,305
Assets held for sale and related liabilities [member] | Parent [member]
Assets and liabilities held for sale [Line Items]
Property plant and equipment		29,236
Assets held for sale and related liabilities [member] | Parent [member] | Emission Rights [Member]
Assets and liabilities held for sale [Line Items]
Gain loss on emission rights held for sale		1,316
Assets held for sale and related liabilities [member] | Subsidiaries [member]
Assets and liabilities held for sale [Line Items]
Property plant and equipment	10,552	30,995
Investments in joint ventures		13,044
Assets held for sale and related liabilities [member] | Subsidiaries [member] | Tangible And Intangible Assets [Member] | HUME COAL PTY LTD [Member]
Assets and liabilities held for sale [Line Items]
Non current assets classified as held for sale		33,972
Gains (losses) on disposals of non-current assets	55,025
Assets held for sale and related liabilities [member] | Subsidiaries [member] | POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Assets and liabilities held for sale [Line Items]
Investments in joint ventures		13,044
Gains (loss) on disposals of investments in joint ventures	₩ (3,964)
Assets held for sale and related liabilities [member] | Land [member] | Parent [member] | Yanghak Neighbourhood Park Reserve Development Area [Member]
Assets and liabilities held for sale [Line Items]
Gain loss on disposal of land held for sale		₩ 43,760